Share Capital and Reserves - Schedule of Share Purchase Warrant (Details) (Parenthetical) - Warrants [Member] - CAD ($)	1 Months Ended
	Nov. 30, 2016	Sep. 30, 2015	Sep. 30, 2017
2016 Loan Agreement [Member]
Statement Line Items [Line Items]
Number of share purchase warrants issued	10,000,000
Fair value of warrants at issue	$ 607,406
Warrants price per shares	$ 0.06
Risk-free rate	0.79%
Expected volatility	135.00%
Market price	$ 0.08
Expiry term	3 years
Dividend yield
Number of warrants exercised			5,000,000
Number of warrants outstanding			5,000,000
2015 Loan Agreement [Member]
Statement Line Items [Line Items]
Number of share purchase warrants issued		5,555,555
Fair value of warrants at issue		$ 322,143
Warrants price per shares		$ 0.06
Risk-free rate		0.51%
Expected volatility		130.00%
Market price		$ 0.09
Expiry term		2 years
Dividend yield